Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.436%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,404,384.44

Principal:
Principal Collections	$32,304,713.61
Prepayments in Full	$29,318,557.48
Liquidation Proceeds	$264,364.92
Recoveries	$1,372.13
Sub Total	$61,889,008.14
Collections	$66,293,392.58

Purchase Amounts:
Purchase Amounts Related to Principal	$167,821.08
Purchase Amounts Related to Interest	$164.19
Sub Total	$167,985.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,461,377.85

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$66,461,377.85
Servicing Fee	$1,256,337.57	$1,256,337.57	$0.00	$0.00	$65,205,040.28
Interest - Class A-1 Notes	$52,923.15	$52,923.15	$0.00	$0.00	$65,152,117.13
Interest - Class A-2a Notes	$145,125.00	$145,125.00	$0.00	$0.00	$65,006,992.13
Interest - Class A-2b Notes	$124,308.14	$124,308.14	$0.00	$0.00	$64,882,683.99
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$64,367,483.99
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$64,214,717.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,214,717.99
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$64,134,566.82
Second Priority Principal Payment	$15,997,299.20	$15,997,299.20	$0.00	$0.00	$48,137,267.62
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$48,079,352.62
Third Priority Principal Payment	$31,590,000.00	$31,590,000.00	$0.00	$0.00	$16,489,352.62
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$16,418,275.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,418,275.12
Regular Principal Payment	$144,472,516.92	$16,418,275.12	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$66,461,377.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$15,997,299.20
Third Priority Principal Payment					$31,590,000.00
Regular Principal Payment					$16,418,275.12
Total					$64,005,574.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,005,574.32	$178.19	$52,923.15	$0.15	$64,058,497.47	$178.34
Class A-2a Notes	$0.00	$0.00	$145,125.00	$0.68	$145,125.00	$0.68
Class A-2b Notes	$0.00	$0.00	$124,308.14	$0.38	$124,308.14	$0.38
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$64,005,574.32	$39.73	$1,199,465.96	$0.74	$65,205,040.28	$40.47

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$192,059,816.12	0.5346877	$128,054,241.80	0.3564984
Class A-2a Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-2b Notes	$331,400,000.00	1.0000000	$331,400,000.00	1.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,443,799,816.12	0.8962468	$1,379,794,241.80	0.8565150

Pool Information
Weighted Average APR	3.694%	3.665%
Weighted Average Remaining Term	53.13	52.25
Number of Receivables Outstanding	69,553	67,553
Pool Balance	$1,507,605,084.61	$1,445,418,836.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,423,783,576.48	$1,364,622,516.92
Pool Factor	0.9030830	0.8658323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$21,681,282.54
Yield Supplement Overcollateralization Amount	$80,796,319.38
Targeted Overcollateralization Amount	$94,130,611.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,624,594.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		178	$130,791.22
(Recoveries)		1	$1,372.13
Net Losses for Current Collection Period			$129,419.09
Cumulative Net Losses Last Collection Period			$13,590.74
Cumulative Net Losses for all Collection Periods			$143,009.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.10%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.54%	340	$7,773,356.67
61-90 Days Delinquent	0.04%	23	$628,572.91
91-120 Days Delinquent	0.02%	9	$271,318.51
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.60%	372	$8,673,248.09

Repossession Inventory:
Repossessed in the Current Collection Period		19	$477,660.69
Total Repossessed Inventory		25	$639,823.37

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0006%
Prior Collection Period			0.0099%
Current Collection Period			0.1052%
Three Month Average			0.0386%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0014%
Prior Collection Period			0.0316%
Current Collection Period			0.0474%
Three Month Average			0.0268%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer